COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses

Accounts payable:	2020	2019
Related parties (1)	$1,207,092	$1,141,213
General operating	4,156,498	3,342,952
Accrued interest on debt (2)	1,167,156	793,470
Credit card balances	177,714	183,279
Accrued payroll and other expenses	260,819	207,108
Taxes and fees payable	641,012	633,357
Unfavorable lease liability	151,419	242,256
Total	$7,761,710	$6,543,635

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

(2)	Portion relating to related parties is $615,141 and $481,942 for September 30, 2020 and December 31, 2019, respectively

Operating lease obligations

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2020 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 10.0% and the weighted average lease term of 6 years. Our Michigan main office lease and an equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of September 30, 2020, operating lease right-of-use assets and liabilities arising from operating leases were $4,531,784 and $4,726,609, respectively. During the nine months ended September 30, 2020, cash paid for amounts included for the measurement of lease liabilities was $2,109,462 and the Company recorded lease expense in the amount of $2,109,462 in costs of goods sold.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of September 30, 2020.

2020	$582,089
2021	1,949,477
2022	1,329,255
2023	815,977
2024	569,213
Thereafter	344,754
Total operating lease liabilities	$5,590,765
Amount representing interest	$(864,156)
Total net present value	$4,726,609

Office lease used by CEO

The Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The company has paid $22,500 and $23,641 in rent and utility payments for this space for the nine months ended September 30, 2020 and 2019, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

Obligation	2020	2021	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	449,103	$449,103
XRoads Equipment Agreement (2)	18,790	84,559	—	103,349
	467,893	84,559	449,103	552,452

(1)	The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

(2)	The Xroads Equipment Agreement is with a third party that allows the Company to pay $11,288 per month starting on November 16, 2020 for eleven months with a $1 value acquisition price at the termination of the lease.

Other Commitments and Contingencies

The Company has employment agreements with certain employees of SDM and K Telecom and Aire Fitness. The agreements are such that SDM and K Telecom, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

The Company has been named in a lawsuit by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. Management believes it has good and meritorious defenses and does not believe the outcome of the lawsuit will have any material effect on the financial position of the Company.

Although we have not been served, we are aware that the Company has been named in a lawsuit by EMA for failing to comply with a Securities Purchase Agreement entered into in June 2019. More specifically, EMA claims the Company failed to honor notices of conversion, failed to establish and maintain share reserves, failed to register EMA shares and by failed to assure that EMA shares were Rule 144 eligible within 6 months. EMA has claimed in excess of $7,614,967 in relief. The Company is beginning to review the lawsuit but does not believe at this time that any negative outcome would result in more than the $593,120 it has recorded on its balance sheet as of September 30, 2020.

As of September 30, 2020, the company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of amounts owed. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of September 30, 2020 and December 31, 2019 and does not believe the outcome of the dispute will have a material effect on the financial position of the Company.

On May 6, 2020, the Company entered into an agreement to employ Ms. Bing Caudle as Vice President of Product Development of the Media One Live platform for an annual salary of $250,000 for five years, including customary employee benefits. The payment is guaranteed for five years whether or not Ms. Caudle is dismissed with cause.

Accounts Payable and Accrued Expenses

Accounts payable:	2019	2018
Related parties (1)	$1,141,213	$741,577
General operating	3,342,952	3,037,601
Accrued interest on debt (2)	793,470	306,319
Credit card balances	183,279	246,949
Accrued payroll and other expenses	207,108	33,063
Taxes and fees payable	633,357	629,462
Unfavorable lease liability	242,256	—
Total	$6,543,635	$4,993,970

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

(2)	Portion relating to related parties is $481,942 and $195,456 for December 31, 2019 and 2018, respectively.

Operating lease obligations

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 12.0% and the weighted average lease term of 6 years.

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2020 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. Our Michigan main office lease and an equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of December 31, 2019, operating lease right-of-use assets and liabilities arising from operating leases were $3,886,045 and $3,931,580, respectively. During the year ended December 31, 2019, cash paid for amounts included for the measurement of lease liabilities was $1,835,041 and the Company recorded lease expense in the amount of $1,880,576 in general and administrative expenses.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of December 31, 2019.

2020	$2,040,592
2021	$1,389,503
2022	$770,549
2023	$266,170
2024	$45,479
Thereafter	$112,639
Total operating lease liabilities	$4,624,932
Amount representing interest	$(693,352)
Total net present value	$3,931,580

Office lease used by CEO

During the years ended December 31, 2019 and 2018, the Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The company has paid $30,857 and $26,792 in rent and utility payments for this space for the year ended December 31, 2019 and 2018, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

Obligation	2019	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	$449,103

(1) The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due August 31, 2020, as amended.

Other Commitments and Contingencies

The Company has employment agreements with certain employees of SDM and K Telecom. The agreements are such that SDM and K Telecom, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

The Company has been named in a lawsuit by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. Management believes it has good and meritorious defenses and does not believe the outcome of the lawsuit will have any material effect on the financial position of the Company.

As of December 31, 2019 and 2018, the company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of amounts owed. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of December 31, 2019 and 2018 and does not believe the outcome of the dispute will have a material effect on the financial position of the Company.